OTHER INVESTMENTS (Tables)	12 Months Ended
Mar. 31, 2018
Disclosure of other investments [Abstract]
Schedule of Equity Investments Designated as Fvtoci
6.	OTHER INVESTMENTS

	March 31,2018	March 31, 2017
Equity investments designated as FVTOCI
Publicly-traded companies	$6,132	$1,207

Schedule of Continuity of Investments

The continuity of such investments is as follows:

		Accumulated fair value change
	Fair value	included in OCI
April 1, 2016	$287	$(6,429)
Change in fair value on equity investments designated as FVTOCI	196	196
Purchase of equity investments	782	-
Impact of foreign currency translation	(58)	-
March 31, 2017	$1,207	$(6,233)
Change in fair value on equity investments designated as FVTOCI	378	378
Equity investments received as consideration for disposal of NSR	4,320	-
Impact of foreign currency translation	227	-
March 31, 2018	$6,132	$(5,855)